Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Apr. 08, 2016
Document Effective Date	Apr. 08, 2016
Prospectus Date	Apr. 08, 2016
Multi-Class Prospectus | Marketfield Fund | Marketfield Fund - Class I
Prospectus:
Trading Symbol	MFLDX
Multi-Class Prospectus | Marketfield Fund | Marketfield Fund - Class A
Prospectus:
Trading Symbol	MFADX
Multi-Class Prospectus | Marketfield Fund | Marketfield Fund - Investor Class
Prospectus:
Trading Symbol	MFNDX
Multi-Class Prospectus | Marketfield Fund | Marketfield Fund - Class C
Prospectus:
Trading Symbol	MFCDX
Multi-Class Prospectus | Marketfield Fund | Marketfield Fund - Class R2
Prospectus:
Trading Symbol	MFRDX
Multi-Class Prospectus | Marketfield Fund | Marketfield Fund - Class R6
Prospectus:
Trading Symbol	MFRIX
Class P Prospectus | Marketfield Fund | Marketfield Fund - Class P
Prospectus:
Trading Symbol	MFPDX